Investment Objectives and Goals	Apr. 30, 2024
Cabana Target Beta ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cabana Target Beta ETF
Cabana Target Drawdown 10 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cabana Target Drawdown 10 ETF
Cabana Target Leading Sector Moderate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cabana Target Leading Sector Moderate ETF